Schedule of Condensed Consolidated Financial Statements (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Proceeds from Chavant trust fund	$ 1,264					$ 1,264
Proceeds from PIPE investment	19,750					19,750
Legacy Mobix Merger-related transaction costs paid prior to closing	(983)					(983)
Net cash proceeds	14,065					14,065
Conversion of Legacy Mobix convertible notes to Class A Common Stock	206					206
Conversion of Legacy Mobix SAFEs to Class A Common Stock	1,522					1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock	2,300					2,300
Unpaid Merger-related transaction costs assumed from Chavant	(871)					(871)
Unpaid Merger-related transaction costs of Legacy Mobix	(1,633)					(1,633)
Merger-related transaction costs expensed	4,009				$ 4,009	4,009
Net equity impact of the Merger	(16,182)					(16,182)
Earnout Liability [Member]
Fair value of Private Warrants	(33,559)					(33,559)
PIPE Make Whole Liability [Member]
Fair value of Private Warrants	(2,071)					(2,071)
Private Warrants [Member]
Fair value of Private Warrants	(150)			$ (150)		(150)
Legacy Mobix's [Member]
Chavant Merger-related transaction costs	(3,747)					(3,747)
Chavant [Member]
Chavant Merger-related transaction costs	(2,219)					(2,219)
Net cash proceeds from the Merger at Closing	$ 15,048					$ 15,048
Common Class A [Member] | Common Stock [Member]
Total number of Class A common shares issued in the Merger	22,901,838					22,901,838
Chavant Public Shares Net of Redemptions [Member]
Total number of Class A common shares issued in the Merger	111,005					111,005
Chavant Founder Shares Net of Shares Forfeited [Member]
Total number of Class A common shares issued in the Merger	1,341,369					1,341,369
PIPE Investors Shares [Member]
Total number of Class A common shares issued in the Merger	1,975,000					1,975,000
Settlement of PIPE Warrant [Member]
Total number of Class A common shares issued in the Merger	199,800					199,800
Sponsor PIPE Subscription [Member]
Total number of Class A common shares issued in the Merger	199,737					199,737
Settlement of Sponsor Warrant [Member]
Total number of Class A common shares issued in the Merger	272,182					272,182
Settlement of Warrant to Non Redeeming Shareholder [Member]
Total number of Class A common shares issued in the Merger	202,489					202,489
Amendment to Business Combination Marketing Agreement [Member]
Total number of Class A common shares issued in the Merger	280,000					280,000
Chavant Shares Outstanding Immediately Prior to the Merger [Member]
Total number of Class A common shares issued in the Merger	4,581,582					4,581,582
Legacy Mobix Rollover Shares [Member]
Total number of Class A common shares issued in the Merger	18,139,258					18,139,258
Conversion of Legacy Mobix Convertible Notes [Member]
Total number of Class A common shares issued in the Merger	30,045					30,045
Conversion of Legacy Mobix SAFEs [Member]
Total number of Class A common shares issued in the Merger	150,953					150,953